Share-Based Payments - Summary of Omnibus stock plan (Details)	12 Months Ended			24 Months Ended
	Dec. 31, 2023 instrument Option $ / shares	Dec. 31, 2022 instrument Option $ / shares	Dec. 31, 2021 Option instrument $ / shares	Dec. 31, 2023 Option instrument $ / shares
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument		1,353,740		1,353,740
Unvested restricted shares, ending balance (Number of shares) | instrument			1,353,740
2021 Plan | Restricted Share Units
Share-based payments
Unvested restricted shares, beginning balance (Number of shares) | instrument	3,661,754	1,302,599		1,302,599
Granted (Number of shares) | instrument	5,162,678	3,159,725	1,302,599
Vested (Number of shares) | instrument	(1,400,697)	(373,739)
Forfeited (Number of shares) | instrument	(866,755)	(426,831)
Unvested restricted shares, ending balance (Number of shares) | instrument	6,556,980	3,661,754	1,302,599	6,556,980
Unvested restricted shares, beginning value (Weighted average grant date Fair Value)	$ 14.69	$ 17.34		$ 17.34
Granted (Weighted average grant date Fair Value)	11.50	14.02	$ 17.34
Vested (Weighted average grant date Fair Value)	13.51	17.45
Forfeited (Weighted average grant date Fair Value)	13.10	16.03
Unvested restricted shares, ending balance (Weighted average grant date Fair Value)	$ 12.66	$ 14.69	$ 17.34	$ 12.66
2021 Plan | Stock Options
Share-based payments
Outstanding as of beginning of the year (Number of options) | Option	33,513	33,513		33,513
Granted (Number of options) | Option	3,500,000		33,513
Cancelled/forfeited (Number of shares) | Option	(33,513)
Outstanding as of end of the year (Number of options) | Option	3,500,000	33,513	33,513	3,500,000
Outstanding as of beginning of the year (Weighted average exercise price)	$ 27.00	$ 27.00	$ 0	$ 27.00
Granted (Weighted average exercise price)	12.90		27.00
Cancelled/forfeited (Weighted average exercise price)	27.00
Outstanding as of end of the year (Weighted average exercise price)	$ 12.90	$ 27.00	$ 27.00	$ 12.90